Other Income / Expense - Summary Of Gains Losses On Change In Fair Value Of Derivatives (Detail) - CAD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Gain on warrant liability remeasurement (Note 11)	$ (2,493,270)	[1]	$ 0	[1]	$ 3,362,601	[2]
Gain on embedded derivatives	0	[3]	(56,275)	[3]	784,261	[4]
Deferred charge loss	0	[3]	1,620,424	[3]	(1,615,102)	[4]
Total	$ (2,493,270)		$ 1,564,149		$ 6,040,121

[1]	Change in fair value unrealized.
[2]	Change in fair value unrealized (Note 26).
[3]	Associated with the 2021 Debentures (Note 10(b)).
[4]	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.